Cat Financial Financing Activities (Tables)	12 Months Ended
Dec. 31, 2010
Cat Financial Financing Activities
Contractual maturities of outstanding wholesale inventory receivables

	December 31, 2010
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2011	$103	$115	$824	$1,042
2012	16	48	77	141
2013	11	27	40	78
2014	1	15	4	20
2015	—	5	—	5
Thereafter	—	4	—	4
	131	214	945	1,290
Guaranteed residual value	—	111	—	111
Unguaranteed residual value	—	1	—	1
Less: Unearned income	(6)	(27)	(8)	(41)
Total	$125	$299	$937	$1,361

Contractual maturities of outstanding finance receivables

	December 31, 2010
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2011	$2,126	$3,053	$3,549	$8,728
2012	1,384	1,968	1,454	4,806
2013	841	1,061	1,222	3,124
2014	445	462	911	1,818
2015	146	173	571	890
Thereafter	30	149	734	913
	4,972	6,866	8,441	20,279
Guaranteed Residual value	—	497	—	497
Unguaranteed Residual value	—	503	—	503
Less: Unearned income	(430)	(756)	(170)	(1,356)
Total	$4,542	$7,110	$8,271	$19,923

Impaired loans and finance leases

	As of December 31, 2010			2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

Impaired Loans and Finance Leases With No Allowance Recorded(1)
Customer
North America	$87	$87	$—	$39	$2
Europe	6	4	—	7	—
Asia Pacific	13	13	—	9	—
Latin America	3	3	—	5	—
Global Power Finance	174	174	—	92	—
Total	$283	$281	$—	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$191	$185	$44	$271	$11
Europe	62	57	15	85	4
Asia Pacific	27	27	7	40	3
Latin America	44	43	9	39	3
Global Power Finance	34	33	4	17	—
Total	$358	$345	$79	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$278	$272	$44	$310	$13
Europe	68	61	15	92	4
Asia Pacific	40	40	7	49	3
Latin America	47	46	9	44	3
Global Power Finance	208	207	4	109	—
Total	$641	$626	$79	$604	$23

(1)  No related allowance for credit losses due to sufficient collateral value.

As of December 31, 2009 and 2008, the impaired loans and finance leases were as follows:

(Millions of dollars)	2009	2008
Impaired loans/finance leases for which there is a related allowance for credit losses (related allowance of $117 million and $59 million, respectively)	$448	$258
Impaired loans/finance leases for which there is no related allowance for credit losses (due to sufficient collateral value)	65	221
Total investment in impaired loans/finance leases as of December 31,	$513	$479

Average investment in impaired loans/finance leases	$425	$306

Investment in loans and finance leases on non-accrual status

(Millions of dollars)	2010
Customer
North America	$217
Europe	89
Asia Pacific	31
Latin America	139
Global Power Finance	163
Total (1)	$639

(1) As of December 31, 2009 and 2008, the investments in loans and finance leases on non-accrual status were $678 million and $422 million, respectively.

Past due loans and finance leases

(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing (1)
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	3,412	3,529	12
Latin America	44	16	144	204	2,222	2,426	1
Global Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Latin America	—	—	—	—	457	457	—
Global Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

(1) As of December 31, 2009 and 2008, the investments in loans and finance leases past due over 90 days and still accruing were $134 million and $119 million, respectively.

Roll-forward of the allowance for credit losses

(Millions of dollars)	2010	2009	2008
Allowance for Credit Loss Activity:
Balance at beginning of year	$376	$391	$351
Adjustment to adopt consolidation of variable-interest entities	18	—	—
Provision for credit losses	205	225	192
Receivables written off	(288)	(281)	(144)
Recoveries on receivables previously written off	51	28	23
Other — net	—	13	(31)
Balance at end of year	$362	$376	$391

Allowance for credit losses and recorded investment in finance receivables

(Millions of dollars)	Customer	Dealer	Total
Allowance for Credit Losses:
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Recorded investment of performing and non-performing finance receivables

(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	3,498	151	3,649
Latin America	2,287	457	2,744
Global Power Finance	2,904	3	2,907
Total Performing	17,341	1,943	19,284

Non-Performing
North America	217	—	217
Europe	89	—	89
Asia Pacific	31	—	31
Latin America	139	—	139
Global Power Finance	163	—	163
Total Non-Performing	639	—	639

Performing & Non-Performing
North America	6,448	1,291	7,739
Europe	2,510	41	2,551
Asia Pacific	3,529	151	3,680
Latin America	2,426	457	2,883
Global Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

Assumptions used to estimate the fair value of the retained interests at the time of the transaction

2008
Discount rate	7.2%
Weighted-average prepayment rate	14.5%
Expected credit losses	1.6%

Key assumptions used to determine the fair value of the retained interests as on the balance sheet date

	December 31, 2009	December 31, 2008
Cash flow weighted average discount rates on retained interests	7.7% to 12.4%	16.7% to 23.3%
Weighted-average maturity in months	22	28
Expected prepayment rate	18.0%	19.0%
Expected credit losses	4.7% to 4.8%	1.7% to 3.1%

Cash flows from retail securitizations and characteristics of securitized retail receivables

Cash flows from retail securitizations:

	Years ended December 31,
(Millions of dollars)	2009	2008
Cash proceeds from initial sales of receivables	$—	$600
Purchases of contracts through clean-up calls	95	81
Servicing fees received	6	12
Other cash flows received on retained interests	10	25

Characteristics of securitized retail receivables:

	Years ended December 31,
	2009	2008
Total securitized principal balance at December 31,	$346	$909
Average securitized principal balance for the year ended December 31,	583	1,147
Loans > 30 days past due at year ended December 31,	62	98
Net credit losses during the year	36	23

Cash flows from sale of trade receivables

	Years ended December 31,
(Millions of dollars)	2009	2008
Cash proceeds from sales of receivables to the conduits	$887	$1,510
Servicing fees received	$1	$1
Cash flows received on the interests that continue to be held	$7,548	$11,270